Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
All significant intercompany transactions have been eliminated. Details of the Company’s subsidiaries are as follows:

		Place of
		incorporation	Percentage of
	Date of	(or	ownership as	Percentage of
	incorporation or	establishment)	of December	ownership as of
Name	establishment	/operation	31, 2017	December 31, 2016	Principal activities

Sinovac Biotech (Hong Kong) Ltd. (“Sinovac Hong Kong”)	October 2008	Hong Kong	100%	100%	Investment holding company

Sinovac Biotech Co., Ltd. (“Sinovac Beijing”) (note 20)	April 2001	People’s Republic of China (“PRC”)	73.09%	73.09%	Research and development, production and sales of vaccine products

Sinovac Research & Development Co., Ltd. (“Sinovac R&D”)	May 2009	PRC	100%	100%	Research and development of vaccine products

Sinovac (Dalian) Vaccine Technology Co., Ltd. (“Sinovac Dalian”) (note 20)	January 2010	PRC	67.86%	67.86%	Research and development, production and sales of vaccine products

Sinovac Biomed Co., Ltd.	April 2015	PRC	100%	100%	Distribution of vaccine products